Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 13,268,003	¥ 6,443,748
Liabilities	15,366,589	6,966,336
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,292,031,565	1,615,938,636
Assets	11,794,480	5,800,033
Liabilities	11,589,836	5,394,678
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,061,120,066	1,429,411,628
Assets	6,212,947	3,016,258
Liabilities	7,768,002	3,189,943
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	223,142,537	150,781,509
Assets	102,812	118,492
Liabilities	91,516	119,133
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	522,958,253	450,609,244
Assets	599,055	493,433
Liabilities	168,442	99,058
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	17,421,037	12,650,288
Assets	69,019	1,447
Liabilities	62,512	84
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,081,676,525	659,925,813
Assets	4,567,833	2,062,478
Liabilities	4,742,377	2,096,930
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	215,921,714	155,444,774
Assets	874,228	340,408
Liabilities	2,703,155	874,738
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	224,730,244	180,733,207
Assets	5,433,716	2,637,955
Liabilities	3,656,993	2,000,625
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	13,767	10,759
Assets		101
Liabilities	1,387	204
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	122,497,469	84,081,833
Assets	3,161,352	1,259,714
Liabilities	2,683,600	1,132,187
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	91,213,820	86,177,897
Assets	2,064,043	1,258,400
Liabilities	686,410	727,106
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11,005,188	10,462,718
Assets	208,321	119,740
Liabilities	285,596	141,128
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,832,186	2,801,005
Assets	110,350	102,313
Liabilities	124,518	157,086
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,433,209	1,231,058
Assets	49,993	39,764
Liabilities	44,600	62,024
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,093,200	1,252,615
Assets	27,854	35,056
Liabilities	64,714	82,997
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	108
Liabilities	8
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	41,810	56,448
Assets	581	542
Liabilities	6,518	4,859
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	263,859	260,884
Assets	31,922	26,951
Liabilities	8,678	7,206
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	230,568	153,247
Assets	15,417	21,540
Liabilities	14,023	19,544
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	81,998	11,186
Assets	1,444	1,413
Liabilities	2,005	202
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	99,706	138,270
Assets	13,270	20,033
Liabilities	11,048	18,815
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	48,864	3,791
Assets	703	94
Liabilities	970	527
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,118,501	2,839,549
Assets	22,050	21,967
Liabilities	26,300	27,480
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	92,384,219	70,769,944
Assets	1,473,523	643,715
Liabilities	3,776,753	1,571,658
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	72,040,221	56,750,246
Assets	1,198,010	577,685
Liabilities	1,332,739	582,721
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	6,247,101	774,857
Assets	12,001	321
Liabilities	1,289	2
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	65,591,834	55,805,239
Assets	1,186,009	577,364
Liabilities	1,303,834	579,505
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	201,286	170,150
Liabilities	27,616	3,214
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	20,343,998	13,999,978
Assets	275,513	66,030
Liabilities	2,444,014	986,906
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,177,503	2,836,806
Assets	40,728	29,947
Liabilities	535,946	267,923
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	17,166,495	11,163,172
Assets	234,785	36,083
Liabilities	¥ 1,908,068	718,983
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts		19,720
Liabilities		2,031
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts		19,720
Liabilities		¥ 2,031